9. LOSS PER SHARE: Schedule of Basic and diluted loss per share (Details) - $ / shares		12 Months Ended
		Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Details
Basic and diluted loss per share (Note 9)	[1]	$ (0.03)	$ (0.19)	$ (0.05)
Weighted average number of common shares outstanding (basic and diluted)		13,706,255	12,952,011	12,429,949

[1]	Note 9